UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $37,617 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR T INC                      COM              009207101       71    11600 SH       SOLE                    11600
ARISTOTLE CORP                 COM NEW          040448201       49     6523 SH       SOLE                     6523
C&D TECHNOLOGIES INC           COM              124661109     4583  1410063 SH       SOLE                  1410063
CPI CORP                       COM              125902106     2023   543800 SH       SOLE                   543800
ENERSYS                        COM              29275Y102     3390   300000 SH       SOLE                   300000
HI SHEAR TECHNOLOGY CORP       COM              42839Y104     3964   406943 SH       SOLE                   406943
HORNBECK OFFSHORE SVCS INC N   COM              440543106      747    40000 SH       SOLE                    40000
INTERFACE INC                  CL A             458665106     1258   255100 SH       SOLE                   255100
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111       13   231465 SH       SOLE                   231465
KAPSTONE PAPER & PACKAGING C   COM              48562P103      140    49952 SH       SOLE                    49952
KEY TECHNOLOGY INC             COM              493143101     5291   265368 SH       SOLE                   265368
KNIGHTSBRIDGE TANKERS LTD      ORD              G5299G106     1090    71100 SH       SOLE                    71100
LUBYS INC                      COM              549282101      637   129400 SH       SOLE                   129400
MONEYGRAM INTL INC             COM              60935Y109      136   133764 SH       SOLE                   133764
NORTECH SYS INC                COM              656553104      826   180693 SH       SOLE                   180693
ORCHIDS PAPER PRODS CO DEL     COM              68572N104      202    21500 SH       SOLE                    21500
QUANEX BUILDING PRODUCTS COR   COM              747619104     1000   111578 SH       SOLE                   111578
ROWAN COS INC                  COM              779382100     1639    95000 SH       SOLE                    95000
TEXTAINER GROUP HOLDINGS LTD   SHS              G8766E109     3447   331100 SH       SOLE                   331100
THOMPSON CREEK METALS CO INC   COM              884768102     2686   551500 SH       SOLE                   551500
TIMKEN CO                      COM              887389104     2551   125000 SH       SOLE                   125000
TWIN DISC INC                  COM              901476101     1874   248273 SH       SOLE                   248273